SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Company is deemed as the primary beneficiary of and consolidates variable interest entities when the Company has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

As of December 31, 2021 and 2022, the Group consolidated seven and seven entities under VIE model, and the impact of the consolidated VIEs are immaterial to the Group’s consolidated financial statements.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment, right-of-use assets and intangible assets with definite lives, valuation allowance of deferred tax assets, purchase price allocation, impairment of investment, goodwill and intangible assets without definite lives and incremental borrowing rate used to measure lease liabilities.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash mainly represents deposits used as security against borrowings, deposits restricted due to contract disputes or lawsuit and cash restricted for special purposes.

Investments

The Group uses the equity method of accounting to account for equity investment with significant influence, no control over the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment.

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with gains and losses from fair value changes recognized in net income in the consolidated statements of comprehensive income.

Equity investments without readily determinable fair values are measured at cost, less impairment, plus or minus observable price changes.

The Group classifies debt securities for which it does not have an intent to hold till maturity or may sell the security in response to the changes in economic conditions are classified as available-for-sale debt securities. These securities are carried at estimated fair value with unrealized holding gains and losses, net of tax impact, if any, reported as a net amount in a separate component of shareholders’ equity, accumulated other comprehensive income, until realized. Credit-related impairment is measured as the difference between the debt security’s amortized cost basis and the present value of expected cash flows and is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The allowance should not exceed the amount by which the amortized cost basis exceeds fair value.

Allowances for Losses on Certain Financial Assets

The Group establishes allowances for credit losses on accounts receivable, loans receivables and certain other similar financial assets. For accounts receivables and other financial assets, the adequacy of these allowances is assessed regularly for pools of assets with similar risk characteristics by evaluating of factors such as historical levels of credit losses, current economic condition that may affect a customer’s ability to pay, customer credit ratings, and age of the receivable.  When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately.

For loan receivables, the Group estimate current expected credit losses based on the expectation of future economic conditions, historical collection experience and a loss-rate approach whereby the allowance is calculated using the probability of default and recovery rates and multiplying it by the asset’s amortized cost at the balance sheet date

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements and property under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net

Intangible assets consist primarily of brand name, master brand agreement, non-compete agreements, franchise or manachise agreements and purchased software.

Intangible assets with finite useful lives are amortized using the straight-line method over their respective estimated useful lives over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These estimated useful lives are generally as follows:

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Non-compete agreements	2 - 10 years based on specified non-compete period
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Almost all the brand names and master brand agreement acquired by the Group are considered to have indefinite useful lives since there are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of these brands and these brands can be renewed at nominal cost. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Land use rights

The land use rights represent the operating lease prepayments for the rights to use the land in the PRC under ASC 842, Leases, which are amortized on a straight-line basis over the remaining term of the land certificates, between 30 to 50 years.

Impairment of long-lived assets

The Group evaluates its long-lived assets including property and equipment, net, right-of-use assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continued underperformance relative to the projected operating results, of which the carrying amount of the long-lived assets exceeded the future undiscounted net cash flows, and recognized an impairment loss of RMB180, RMB157 and RMB297 during the years ended December 31, 2020, 2021 and 2022, respectively.

Fair value of the long-lived assets was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group performs a one-step impairment test in which it compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any. Upon the acquisition of Deutsche Hospitality, the Group concludes there are two reporting units, which are legacy Huazhu and legacy DH. The goodwill impairment testing was performed at each reporting unit level. If the carrying amount of a reporting unit exceeds its fair value, an impairment amounts to that excess should be recognized in the statement of comprehensive income.

Revenue recognition

Revenue are primarily derived from products and services in leased and owned hotels, contracts of manachised and franchised hotels with third-party franchisees as well as activities other than the operation of hotel businesses.

Leased and owned hotel revenues

Leased and owned hotel revenues are primarily derived from the rental of rooms, sales of food, beverage and other ancillary goods and services, including but not limited to souvenir, laundry, parking and conference reservation. Each of these products and services represents an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on published rates or negotiated contracts. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other goods and services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.

Manachised and franchised hotel revenues

Manachised and franchised hotel revenues are derived from franchise or manachise agreements where the franchisees are required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) primarily on-going management and franchise service fees, (b) central reservation system usage fees, system maintenance and support fees and (c) reimbursements for hotel manager fees.

Initial one-time license/franchise fee: For the manachised and franchised hotel, the Group is entitled to an initial one-time franchise fee, which is typically fixed and collected upfront. Initial franchise fee is recognized as revenue on a straight-line basis over the term of the franchise agreements.

On-going management and franchise service/royalty fees: On-going management and franchise service/royalty fees for our manachised and franchised hotels are variable and generally calculated as a percentage of the room revenues of the hotels as defined by each contract. Generally, on-going management and franchise service/royalty fees are recognized on a monthly basis over the term of the agreements as these amounts became payable. For the manachised hotel under Deutsche Hospitality, the franchisees are required to pay the Group an on-going management fees consisting of a base fee as a percentage of the hotel’s gross revenues and an incentive fee as a percentage of the hotel’s gross adjusted profit. Based fee is recognized on a monthly basis over the term of the agreement when the amounts become payable. Incentive fee are recognized on a monthly basis over the term of the agreement based on each hotel’s financial results, as long as the Group does not expect a significant reversal of the hotel’s gross adjusted profit.

Central reservation system usage fees, other system maintenance and support fees: The group also charges a monthly system maintenance and support fees as part of the contracts. These fees are recognized on a monthly basis over the term of the agreements as these amount become payable.

Reimbursements for hotel manager fees: Under the management and franchise agreements, the Group is entitled to be reimbursed for payroll related for the appointed hotel general managers and other out-of-pocket expenses the Group incurs on behalf of the manachised hotels. The Group is entitled to reimbursement in the period the Group incurs the related reimbursable costs, which are recognized within manachised and franchised hotels revenue.

Other Revenues

Other revenues mainly include revenues from the provision of IT products and services and commissions charged from suppliers for goods sold through Hua Zhu mall. Revenue from commissions charged to suppliers for goods through Hua Zhu mall is recognized upon delivery of goods to end customers when the suppliers’ obligations are fulfilled. Revenues from IT products are recognized when goods are delivered and revenues from IT services are recognized when services are rendered.

Loyalty Program

H Reward loyalty program members earn loyalty points based on nights and other consumptions that they spent at the Group’s hotels and Huazhu Mall. These loyalty points can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The loyalty program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The Group is responsible for arranging for the redemption of points, but the Group does not directly fulfill the redemption obligation except at leased and owned hotels. Therefore, the Group is the agent with respect to this performance obligation for manachised and franchised hotels, and is the principal with respect to leased and owned hotels.

For leased and owned hotels, a portion of the leased and owned revenues is deferred until a member redeems points. The amount of revenue the Group recognizes upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem in the Group’s owned and leased hotels.

For manachised and franchised hotels, we receive monthly cash contributions from manachised and franchised hotels determined based on the value of qualified spend by Loyalty Program members (when the points earned). We recognize these contributions into revenue as we provide the related service. The amount of revenue we recognize is based on a blend of historical funding rates and is impacted by our estimate of the “breakage” for points that members will never redeem.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from membership fees were RMB223, RMB243 and RMB267 for the years ended December 31, 2020, 2021 and 2022, respectively, which amount were included in revenues from leased and owned hotel or revenues from manachised and franchised hotels depending on the type of hotels the membership was sold at.

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB150, RMB165 and RMB128 for the years ended December 31, 2020, 2021 and 2022, respectively.

Leases

The Group determines if an arrangement is a lease or contains a lease at the inception of the contract. A lease arrangement is being evaluated for classification as operating or financing upon lease commencement. Lease liabilities, which represent the Group’s obligation to make lease payments arising from the lease, and corresponding right of-use assets, which represent the Group’s right to use an underlying asset for the lease term, are recognized at the commencement date of the lease based on the present value of fixed future payments and variable lease payments that depend on an index or a rate (initially measured using the index or rate as at the commencement date) over the lease term, calculated using the discount rate implicit in the lease, if available, or the Group’s incremental borrowing rate. For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term and lease expense relating to variable payments is expensed as incurred. For finance leases, the amortization of the asset is recognized over the shorter of the lease term or useful life of the underlying asset.

Most leases have initial terms ranging from 10 to 20 years for legacy Huazhu, and from 20 to 25 years for legacy DH. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The Group’s lease agreements may include nonlease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. The Group elected the practical expedient of not to separate land components outside PRC from leases of specified property and equipment at the ASC842 transition date. Besides, the Group’s lease payments are generally fixed and certain agreements contain variable lease payments based on the operating performance of the leased property and the changes in the index of consumer pricing index (“CPI”). Almost all the lease agreements with variable lease payments based on the changes in CPI are held by legacy DH.

For operating leases, the Group recognizes lease expense on a straight-line basis over the lease term and variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period in which the obligation for those payments is incurred. The operating lease expense is recognized as hotel operating costs, general and administrative expenses and pre-opening expenses in the consolidated statements of comprehensive income. For finance lease, lease expense is generally front-loaded as the finance lease ROU asset is depreciated on a straight-line basis over the shorter of the lease term or useful life of the underlying asset within hotel operating costs in the consolidated statements of comprehensive income, but interest expense on the lease liability is recognized in interest expense in the consolidated statements of comprehensive income using the effective interest method which results in more expense during the early years of the lease. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the consolidated statements of comprehensive income on the contract termination.

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. For a particular tax-paying component of an entity and within a particular tax jurisdiction, all deferred tax liabilities and assets, as well as any related valuation allowance, shall be offset and presented as a single noncurrent amount. However, an entity shall not offset deferred tax liabilities and assets attributable to different tax-paying components of the entity or to different tax jurisdictions.

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US$”). Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured in functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Fair value

The established fair value hierarchy by U.S. GAAP has three levels based on the reliability of the inputs used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalent, restricted cash, loan receivables, other receivables, payables, short-term debts, long-term debts. The carrying amounts of the short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts and long-term loan receivables approximate their fair values, because the bearing interest rates approximate market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. Convertible senior notes are measured at amortized costs of RMB6,318, RMB6,186 and RMB3,463 and the corresponding fair value estimated based on quoted market price were RMB7,747, RMB6,681 and RMB4,283, as of December 31, 2020, 2021 and 2022, respectively.

The following table presents our assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

As of December 31, 2021	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	2,589	—	—
Available-for-sale debt securities	—	220	—
Employee benefit plan assets	5	—	—

As of December 31, 2022	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	1,788	—	—
Available-for-sale debt securities	—	—	296
Employee benefit plan assets	13	—	—

Equity securities with readily determinable fair value and employee benefit plan assets are valued using a market approach based on the quoted market prices or broker/dealer quotes of identical or comparable instruments.

Level 3 fair value of available-for-sale debt securities is determined based on income approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation.

Certain assets are measured at a non-recurring basis. The following table presents the asset classification, the fair value and the non-recurring losses recognized for the years ended December 31, 2021 and 2022 due to impairment of the related assets.

As of December 31, 2021		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	33	33	24
Operating lease right-of-use assets	88	88	48
Intangible assets	2,556	2,556	245
Long-term investment	—	—	63

As of December 31, 2022		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	38	38	218
Operating lease right-of-use assets	336	336	76
Intangible assets	388	388	170
Long-term investment	11	11	27

Property and equipment, operating lease right-of-use assets and intangible assets were primarily valued using the income approach based on discounted cash flows associated with the underlying assets, which incorporate certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are ranged between negative 15% and 4%, 8.64% and 12% respectively, for the years ended December 31, 2020, 2021 and 2022, respectively.

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance.

Earnings (losses) per share

Basic earnings (losses) per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of nonvested restricted stocks (using the treasury stock method).

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance. The amendments in this ASU require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Group adopted the guidance on January 1, 2022, as required. There was no material impact on the Group’s consolidated financial statements and related disclosures as a result of adopting this new standard.

Accounting Standards Not Yet Adopted

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). The amendments create an exception to the general recognition and measurement principal in ASC 805, Business Combinations to measure assets and liabilities acquired in a business combination at fair value. Instead, an acquirer in a business combination will be required to apply ASC 606 to recognize and measure contract assets and contract liabilities that result from contracts accounted for under ASC 606 on the acquisition date and will generally result in the acquirer recognizing amounts consistent with those recorded by the acquiree immediately before the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1 = RMB6.8972, on December 30, 2022, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 30, 2022, or at any other rate.